STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

May 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.7%
Aerospace & Defense - 1.4%
RTX Corp., Sr. Unscd. Notes	2.25	7/1/2030	2,500,000		2,119,775
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	3,000,000		2,863,838
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	1,000,000	[a]	1,014,408
				5,998,021
Airlines - 3.1%
Air Canada Pass Through Trust, Ser. 2015-1, Cl. A	3.60	3/15/2027	1,795,128	[a]	1,697,745
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,969,605		2,787,147
JetBlue Pass Through Trust, Ser. 2019-1, CI. A	2.95	5/15/2028	3,963,607		3,521,210
United Airlines Pass Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	5,842,022		5,226,049
				13,232,151
Automobiles & Components - 1.5%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	3,000,000		3,165,715
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	3,750,000		3,142,119
				6,307,834
Banks - 23.9%
AIB Group PLC, Sr. Unscd. Notes	6.61	9/13/2029	3,000,000	[a]	3,085,759
BAC Capital Trust XIV, Ltd. Gtd. Notes, Ser. G, (3 Month TSFR +0.66%)	5.99	7/25/2024	3,000,000	[b,c]	2,545,612
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes	5.38	3/13/2029	2,500,000		2,504,495
Bank of America Corp., Jr. Sub. Bonds, Ser. FF	5.88	3/15/2028	3,000,000	[c]	2,949,083
Bank of America Corp., Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	1,500,000	[c]	1,499,991
Bank of Ireland Group PLC, Sr. Unscd. Notes	2.03	9/30/2027	3,500,000	[a]	3,220,318
Barclays PLC, Jr. Sub. Notes	8.00	9/15/2029	2,000,000	[c]	2,001,751
Barclays PLC, Sub. Notes	7.12	6/27/2034	1,500,000	[d]	1,588,956
BNP Paribas SA, Sr. Notes	1.32	1/13/2027	2,500,000	[a]	2,332,401
BPCE SA, Sub. Notes	3.12	10/19/2032	4,000,000	[a]	3,292,754
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	3,000,000		3,048,076
Citizens Financial Group, Inc., Sub. Notes	3.75	2/11/2031	5,000,000		4,380,519

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.7% (continued)
Banks - 23.9% (continued)
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	4,000,000		3,944,732
Cooperatieve Rabobank UA, Gtd. Notes	4.38	8/4/2025	3,000,000		2,948,756
Credit Agricole SA, Sub. Notes	4.00	1/10/2033	3,500,000	[a]	3,258,988
Deutsche Bank AG, Sub. Notes	4.88	12/1/2032	5,000,000		4,686,800
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	3,500,000		3,803,933
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	3,500,000	[c]	3,492,454
Lloyds Banking Group PLC, Sub. Notes	4.58	12/10/2025	2,500,000		2,454,511
M&T Bank Corp., Jr. Sub. Notes, Ser. G	5.00	8/1/2024	5,000,000	[c]	4,921,288
Morgan Stanley, Sub. Notes	5.95	1/19/2038	3,000,000		2,979,865
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	3,250,000		3,185,598
Nordea Bank Abp, Jr. Sub. Notes	6.63	3/26/2026	3,965,000	[a,c]	3,919,193
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	3,500,000		3,785,342
Societe Generale SA, Sr. Notes	6.69	1/10/2034	2,750,000	[a]	2,874,393
Standard Chartered PLC, Sr. Unscd. Notes	3.97	3/30/2026	3,000,000	[a]	2,953,137
The Bank of Nova Scotia, Jr. Sub. Notes, (3 Month TSFR +2.91%)	8.21	10/12/2024	4,000,000	[b]	3,894,971
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	3,000,000		3,257,484
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000		2,860,668
UBS Group AG, Sr. Unscd. Notes	2.59	9/11/2025	3,000,000	[a]	2,973,042
Westpac Banking Corp., Sub. Notes	4.32	11/23/2031	3,000,000		2,893,656
Zions Bancorp NA, Sub. Notes	3.25	10/29/2029	3,550,000		2,946,397
				100,484,923
Beverage Products - .6%
Constellation Brands, Inc., Gtd. Notes	3.15	8/1/2029	3,000,000		2,710,723
Building Materials - 1.2%
CRH America Finance, Inc., Gtd. Notes	3.40	5/9/2027	2,000,000	[a]	1,902,719
Masco Corp., Sr. Unscd. Notes	1.50	2/15/2028	3,500,000		3,052,788
				4,955,507
Chemicals - 1.5%
Huntsman International LLC, Sr. Unscd. Notes	4.50	5/1/2029	3,500,000		3,305,350
Yara International ASA, Sr. Unscd. Notes	4.75	6/1/2028	3,000,000	[a,d]	2,896,799
				6,202,149

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.7% (continued)
Commercial & Professional Services - .6%
Global Payments, Inc., Sr. Unscd. Notes	3.20	8/15/2029	3,000,000		2,678,017
Consumer Discretionary - 2.9%
Hasbro, Inc., Sr. Unscd. Notes	3.90	11/19/2029	3,000,000	[d]	2,749,034
Leggett & Platt, Inc., Sr. Unscd. Notes	4.40	3/15/2029	2,000,000		1,806,860
Marriott International, Inc., Sr. Unscd. Notes, Ser. II	2.75	10/15/2033	3,000,000		2,406,668
Warnermedia Holdings, Inc., Gtd. Notes	4.05	3/15/2029	2,000,000		1,842,373
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	4,000,000		3,502,424
				12,307,359
Consumer Durables & Apparel - .7%
Michael Kors USA, Inc., Gtd. Notes	4.25	11/1/2024	3,000,000	[a,d]	2,967,352
Diversified Financials - 6.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.75	6/6/2028	3,250,000	[d]	3,278,121
Aircastle Ltd., Sr. Unscd. Notes	2.85	1/26/2028	1,000,000	[a]	900,855
Aircastle Ltd., Sr. Unscd. Notes	4.25	6/15/2026	3,000,000		2,920,357
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	5,000,000		4,446,656
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	3,000,000		2,824,322
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	5,000,000		4,392,151
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	4,000,000		3,660,363
Blue Owl Finance LLC, Gtd. Notes	4.38	2/15/2032	1,000,000	[a]	891,969
Goldman Sachs BDC, Inc., Sr. Unscd. Notes	3.75	2/10/2025	3,000,000		2,955,050
Stifel Financial Corp., Sr. Unscd. Bonds	4.25	7/18/2024	2,000,000		1,995,897
				28,265,741
Electronic Components - 1.3%
Arrow Electronics, Inc., Sr. Unscd. Notes	2.95	2/15/2032	3,250,000		2,717,918
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	3,000,000		2,692,929
				5,410,847
Energy - 11.6%
Cenovus Energy, Inc., Sr. Unscd. Notes	2.65	1/15/2032	3,000,000		2,470,387
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	2.74	12/31/2039	2,000,000	[a]	1,599,933
Cheniere Energy, Inc., Sr. Unscd. Notes	4.63	10/15/2028	2,000,000		1,927,350
Diamondback Energy, Inc., Gtd. Notes	3.50	12/1/2029	3,250,000		2,982,499

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.7% (continued)
Energy - 11.6% (continued)
El Paso Natural Gas Co., LLC, Gtd. Notes	3.50	2/15/2032	3,000,000	[a]	2,542,850
Enbridge, Inc., Gtd. Notes	4.25	12/1/2026	2,000,000		1,947,331
Energy Transfer LP, Sr. Unscd. Bonds	5.50	6/1/2027	1,500,000		1,502,507
Energy Transfer LP, Sr. Unscd. Notes	4.15	9/15/2029	1,500,000		1,415,889
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	1,500,000		1,506,340
EQM Midstream Partners LP, Sr. Unscd. Notes	4.00	8/1/2024	936,000		932,613
EQT Corp., Sr. Unscd. Notes	5.75	2/1/2034	3,000,000	[d]	2,969,871
Helmerich & Payne, Inc., Sr. Unscd. Notes	2.90	9/29/2031	3,000,000		2,495,175
MPLX LP, Sr. Unscd. Notes	4.95	9/1/2032	3,500,000		3,332,549
Ovintiv, Inc., Gtd. Notes	6.25	7/15/2033	2,750,000		2,825,002
Petroleos Mexicanos, Gtd. Notes	6.49	1/23/2027	3,500,000		3,329,406
Sabal Trail Transmission LLC, Sr. Unscd. Notes	4.25	5/1/2028	3,000,000	[a]	2,882,718
Targa Resources Corp., Gtd. Notes	6.13	3/15/2033	3,000,000		3,081,562
The Williams Companies, Inc., Sr. Unscd. Notes	3.75	6/15/2027	3,000,000		2,868,650
Transcontinental Gas Pipe Line Co., LLC, Sr. Unscd. Notes	3.25	5/15/2030	2,000,000		1,790,726
Valero Energy Corp., Sr. Unscd. Notes	2.80	12/1/2031	2,500,000		2,110,931
Var Energi ASA, Sr. Unscd. Notes	7.50	1/15/2028	2,310,000	[a]	2,428,641
				48,942,930
Environmental Control - .6%
Waste Connections, Inc., Sr. Unscd. Notes	3.50	5/1/2029	2,500,000	[d]	2,327,600
Financials - .5%
Apollo Management Holdings LP, Gtd. Notes	4.95	1/14/2050	2,000,000	[a]	1,953,458
Food Products - .9%
Flowers Foods, Inc., Sr. Unscd. Notes	3.50	10/1/2026	2,000,000		1,913,355
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes	3.00	2/2/2029	2,000,000		1,769,616
				3,682,971
Foreign Governmental - .6%
The Morongo Band of Mission Indians, Unscd. Bonds	7.00	10/1/2039	2,500,000	[a]	2,620,250
Health Care - 6.1%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	2,250,000		2,051,983
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2033	3,250,000		3,226,603
Centene Corp., Sr. Unscd. Notes	2.50	3/1/2031	3,500,000		2,854,922

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 96.7% (continued)
Health Care - 6.1% (continued)
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	3,750,000	3,337,181
HCA, Inc., Gtd. Notes	3.63	3/15/2032	2,000,000	1,748,482
HCA, Inc., Gtd. Notes	5.88	2/1/2029	1,500,000	1,522,476
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	3,000,000	2,870,154
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	3,000,000	[a,d] 2,482,849
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	3,000,000	2,972,309
The Cigna Group, Gtd. Notes	4.38	10/15/2028	2,500,000	2,417,026
				25,483,985
Industrial - 3.0%
Carlisle Companies, Inc., Sr. Unscd. Notes	3.75	12/1/2027	2,500,000	2,373,431
Flowserve Corp., Sr. Unscd. Notes	2.80	1/15/2032	2,500,000	2,055,359
Hillenbrand, Inc., Gtd. Notes	5.00	9/15/2026	2,500,000	2,440,912
Huntington Ingalls Industries, Inc., Gtd. Notes	3.48	12/1/2027	3,000,000	2,811,649
Oshkosh Corp., Sr. Unscd. Notes	4.60	5/15/2028	3,000,000	2,924,661
				12,606,012
Information Technology - 1.4%
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	3,000,000	2,770,107
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	2,750,000	2,902,296
				5,672,403
Insurance - 2.9%
Assured Guaranty US Holdings, Inc., Gtd. Notes	3.15	6/15/2031	3,000,000	2,592,860
MetLife, Inc., Jr. Sub. Bonds, Ser. D	5.88	3/15/2028	3,500,000	[c] 3,506,338
Prudential Financial, Inc., Jr. Sub. Notes	5.70	9/15/2048	3,000,000	2,943,510
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.90	5/15/2029	3,500,000	3,271,208
				12,313,916
Internet Software & Services - 1.1%
eBay, Inc., Sr. Unscd. Notes	5.95	11/22/2027	2,000,000	[d] 2,055,190
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	2,500,000	2,534,886
				4,590,076
Materials - .5%
WRKCo, Inc., Gtd. Notes	4.00	3/15/2028	2,000,000	1,911,737
Media - .5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	4.40	4/1/2033	2,500,000	[d] 2,197,891

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.7% (continued)
Metals & Mining - 1.8%
Anglo American Capital PLC, Gtd. Notes	4.50	3/15/2028	3,000,000	[a,d]	2,905,151
Glencore Funding LLC, Gtd. Notes	1.63	9/1/2025	1,500,000	[a]	1,426,171
Glencore Funding LLC, Gtd. Notes	5.40	5/8/2028	1,500,000	[a]	1,497,578
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	2,000,000		1,729,153
				7,558,053
Municipal Securities - 3.1%
Detroit, GO, Ser. B1	4.00	4/1/2044	5,000,000		3,951,988
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	4,000,000		3,243,426
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000		2,236,328
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000		3,529,306
				12,961,048
Real Estate - 4.5%
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.95	1/15/2027	3,000,000		2,889,271
Brandywine Operating Partnership LP, Gtd. Notes	4.55	10/1/2029	1,000,000	[d]	871,890
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	2,500,000		1,982,609
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	3,000,000		2,606,379
Healthpeak OP LLC, Gtd. Notes	2.13	12/1/2028	3,000,000		2,636,124
Highwoods Realty LP, Sr. Unscd. Notes	4.20	4/15/2029	3,000,000		2,741,930
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.63	11/15/2031	3,000,000		2,436,674
Realty Income Corp., Gtd. Notes	4.00	7/15/2029	3,000,000		2,826,678
				18,991,555
Retailing - 3.7%
7-Eleven, Inc., Sr. Unscd. Notes	1.80	2/10/2031	3,750,000	[a]	2,993,829
Alimentation Couche-Tard, Inc., Gtd. Notes	3.55	7/26/2027	3,000,000	[a]	2,847,164
AutoNation, Inc., Sr. Unscd. Notes	3.85	3/1/2032	2,000,000	[d]	1,762,153
Dick's Sporting Goods, Inc., Sr. Unscd. Notes	3.15	1/15/2032	3,000,000	[d]	2,529,711

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.7% (continued)
Retailing - 3.7% (continued)
Dollar Tree, Inc., Sr. Unscd. Notes	2.65	12/1/2031	3,500,000		2,888,741
O'Reilly Automotive, Inc., Sr. Unscd. Notes	4.70	6/15/2032	2,500,000		2,396,921
				15,418,519
Semiconductors & Semiconductor Equipment - 4.1%
Broadcom, Inc., Sr. Unscd. Notes	3.14	11/15/2035	2,000,000	[a]	1,590,590
Broadcom, Inc., Sr. Unscd. Notes	3.47	4/15/2034	3,000,000	[a]	2,529,738
Foundry JV Holdco LLC, Sr. Scd. Notes	5.88	1/25/2034	2,500,000	[a]	2,489,772
Intel Corp., Sr. Unscd. Notes	5.60	2/21/2054	2,500,000		2,413,009
Microchip Technology, Inc., Gtd. Notes	5.05	3/15/2029	3,000,000		2,974,686
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	5.00	1/15/2033	2,500,000	[d]	2,427,854
Renesas Electronics Corp., Sr. Unscd. Notes	2.17	11/25/2026	3,000,000	[a]	2,757,619
				17,183,268
Technology Hardware & Equipment - .9%
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.10	7/15/2036	3,000,000		3,586,440
Telecommunication Services - 2.8%
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	4,000,000		2,703,653
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	3,250,000		3,212,368
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	4,465,000		3,206,047
Verizon Communications, Inc., Sr. Unscd. Notes	4.27	1/15/2036	3,000,000		2,704,575
				11,826,643
Utilities - .7%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	3,000,000		3,001,573
Total Bonds and Notes (cost $433,018,691)			406,350,952
Description	Preferred Dividend Rate (%)				Value ($)
Preferred Stocks - .8%
Diversified Financials - .7%
Air Lease Corp., Ser. A	9.24		120,000		3,022,800
Telecommunication Services - .1%
AT&T, Inc., Ser. A	5.00		25,000		530,000
Total Preferred Stocks (cost $3,625,000)			3,552,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,195,449)	5.43	7,195,449	[e] 7,195,449

Investment of Cash Collateral for Securities Loaned - 5.2%
Registered Investment Companies - 5.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $21,906,022)	5.43	21,906,022	[e] 21,906,022
Total Investments (cost $465,745,162)		104.4%	439,005,223
Liabilities, Less Cash and Receivables		(4.4%)	(18,577,260)
Net Assets		100.0%	420,427,963

GO—General Obligation

TSFR—Term Secured Overnight Financing Rate Reference Rates

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities were valued at $77,730,143 or 18.49% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $21,540,152 and the value of the collateral was $22,366,561, consisting of cash collateral of $21,906,022 and U.S. Government & Agency securities valued at $460,539. In addition, the value of collateral may include pending sales that are also on loan.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	390,769,654	-	390,769,654
Equity Securities - Preferred Stocks	3,552,800	-	-	3,552,800
Foreign Governmental	-	2,620,250	-	2,620,250
Investment Companies	29,101,471	-	-	29,101,471
Municipal Securities	-	12,961,048	-	12,961,048

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2024, accumulated net unrealized depreciation on investments was $26,739,939, consisting of $2,068,557 gross unrealized appreciation and $28,808,496 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.